Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid- in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Dec. 31, 2015	$ 5,229	$ 6,872,868	$ 6,423,955	$ 13,302,052
Balance, shares at Dec. 31, 2015	5,228,617
Issuance of shares and options in connection with the AVM Merger	$ 1,486	8,639,580		8,641,066
Issuance of shares and options in connection with the AVM Merger, shares	1,486,298
Stock-based compensation expense		353,120		353,120
Net loss for the period			(1,452,776)	(1,452,776)
Balance at Dec. 31, 2016	$ 6,715	15,865,568	4,971,179	20,843,462
Balance, shares at Dec. 31, 2016	6,714,915
Stock-based compensation expense for restricted stock awards and stock options		1,579,921		1,579,921
Shares issued for consulting services	$ 12	39,588		39,600
Shares issued for consulting services, shares	12,000
Shares issued in connection with Security Purchase Agreement	$ 200	999,800		1,000,000
Shares issued in connection with Security Purchase Agreement, shares	200,000
Cancellation of common stock	$ (45)	(137,963)		(138,008)
Cancellation of common stock, shares	(45,121)
Net loss for the period			(5,894,253)	(5,894,253)
Balance at Dec. 31, 2017	$ 6,882	18,346,914	(923,074)	17,430,722
Balance, shares at Dec. 31, 2017	6,881,794
Stock-based compensation expense for restricted stock awards and stock options		389,215		389,215
Net loss for the period			(808,655)	(808,655)
Balance at Mar. 31, 2018	$ 6,882	$ 18,736,129	$ (1,731,729)	$ 17,011,282
Balance, shares at Mar. 31, 2018	6,881,794